Vessel Revenue and Voyage Expenses	12 Months Ended
Dec. 31, 2022
Vessel Revenue and Voyage Expenses [Abstract]
Vessel Revenue and Voyage Expenses
12.	Vessel Revenue and Voyage Expenses:

Revenue Recognition

Demurrage income for the years ended December 31, 2022, 2021 and 2020 was $NIL, $800 and $819, respectively.
Despatch expense for the years ended December 31, 2022, 2021 and 2020 was $NIL, $110 and $133, respectively.

Disaggregation of Revenue

The following table presents the Company’s income statement figures derived from spot charters and time charters for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Vessel revenues from spot charters, net of commissions	-	28,264	27,033
Vessel revenues from time charters, net of commissions	122,629	124,844	36,312
Total	122,629	153,108	63,345

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The trade accounts receivable of $720 as of December 31, 2022 relates to time charters. There was no trade accounts receivable balance as of December 31, 2021.

The current portion of Deferred revenue as of December 31, 2022 was $2,232 and relates entirely to operating leases. The non-current portion of Deferred revenue as of December 31, 2022 was $35 and relates entirely to operating leases and is related to premiums for energy devices (i.e. increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party, except for unearned revenue, which represents cash received in advance of services which have not yet been provided. Revenue recognized in 2022 from amounts included in Deferred revenue at the beginning of the period was $7,735.

Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2022, 2021 and 2020 were:

Customer	2022	2021	2020
A	24%	15%	-
B	18%	13%	-
C	17%	23%	23%
D	15%	11%	18%
E	-	10%	-
Total	74%	72%	41%

Voyage Expenses

The following table presents the Company’s income statement figures derived from spot charters and time charters for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Voyage expenses from spot charters	-	13,465	17,099
Voyage expenses from time charters	4,293	3,004	1,468
Total	4,293	16,469	18,567